Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 82,738	$ 75,622	$ 73,298
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		54,537	53,712	55,655
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		16,331	11,421	9,257
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 11,870	$ 10,489	$ 8,386

[1]	Including sales to related parties in the amount of US$ 851 thousand, US$ 1,041 thousand and US$ 1,154 thousand in 2013, 2014 and 2015, respectively.